GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingent Liabilities [Abstract]
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 16 – GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES

The guarantee commitments of the Group are less than USD 0.1m (2017: USD 0.1m) and relate to guarantee commitments to Danish Shipping.

The Group is involved in certain legal proceedings and disputes. It is Management's opinion that the outcome of these proceedings and disputes will not have any material impact on the Group's financial position, results of operations and cash flows.

The Group operates in a wide variety of jurisdictions, in some of which the company and individual tax law is subject to varying interpretations and potentially inconsistent enforcement. As a result, there can be practical uncertainties in applying tax legislation to the Group’s activities. Whilst the Group considers that it operates in accordance with applicable company and individual tax law, there are concrete potential tax exposures in respect of its operations, which are being investigated further. Based on current legal advice, these exposures are not considered to be material.